Long-term investments (Details 2) - USD ($)	5 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Total assets	$ 107,314,411	$ 107,314,411	$ 98,362,506
Total liabilities	5,342,105	5,342,105	1,450,089
Total equity	101,972,306	101,972,306	96,912,417	$ 103,562,234	$ 63,782,326
Total revenue		35,573,432	50,957,974	57,899,096
Total expenses		11,622,998	12,307,494	6,967,069
Total net loss		(11,142,007)	$ (14,040,769)	$ (5,625,740)
Equity Methord Investment [Member]
Total assets	111,063,325	111,063,325
Total liabilities	289,648	289,648
Total equity	110,773,677	110,773,677
Total revenue	$ 0	0
Total expenses		1,181,006
Total net loss		$ 1,181,006